BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK DEBT
	June 30, 2024	December 31, 2023
	(Unaudited)
Secured short-term loans	$7,950,679	$8,547,509
Total short-term bank loans	$7,950,679	$8,547,509

SCHEDULE OF SECURED SHORT-TERM BANK DEBT

Detailed information of secured short-term loan balances as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$1,348,039	$1,777,205
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,814,425	4,936,680
Guaranteed by Mr. Lin and IST HK	1,100,440	1,128,384
Guaranteed by Mr. Lin	687,775	705,240
Total	$7,950,679	$8,547,509